Financial instruments and risk management (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
(Loss)/gain on financial instruments
Financial assets	R 6,042.6	R 3,836.2	R 6,317.3
Maximum investment percent	2.50%
Environment rehabilitation obligation funds. | Level 1
(Loss)/gain on financial instruments
Financial assets, at fair value	R 4,111.0	3,578.3	3,634.0
Environment rehabilitation obligation funds. | Level 2
(Loss)/gain on financial instruments
Financial assets, at fair value	823.0	1,023.9	364.7
Trade receivables - PGM sales | Level 2
(Loss)/gain on financial instruments
Financial assets, at fair value	4,030.0	2,341.6	5,310.1
Other investments | Level 1
(Loss)/gain on financial instruments
Financial assets, at fair value	603.4	414.7	81.5
Other investments | Level 3
(Loss)/gain on financial instruments
Financial assets, at fair value	R 243.6	184.0	74.5
Derivative financial instrument | Level 2
(Loss)/gain on financial instruments
Financial liabilities, at fair value		4,144.9	408.8
Rand gold forward sale contracts | Level 2
(Loss)/gain on financial instruments
Financial liabilities, at fair value		R 68.3	R 240.8